The Company and its Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jul. 23, 2014	Mar. 31, 2015 Business	Dec. 31, 2014 Business Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Aug. 15, 2014
Schedule Of Significant Accounting Policies [Line Items]
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commission	$ 46,800,000
Restricted cash		742,000	742,000	334,000
Other comprehensive income or loss			0
Transfers in or out		0	0	0
Impairment charges			0	0
Advertising expense			6,400,000	3,800,000	1,800,000
Expected dividend yield			0.00%
Number of operating business activity		1	1
Number of customer accounted for 10% of gross accounts receivable			0	0
Number of customer accounted for more than 10% of revenue			0	0	0
Deferred offering costs			0	129,000
Cash and cash equivalents		36,855,000	46,592,000
Conversion of convertible preferred stock warrants to common stock			82,000
Warrant liability		0	0	684,000	296,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)		0
Series A-1 Convertible
Schedule Of Significant Accounting Policies [Line Items]
Conversion of preferred stock warrants to common stock						69,895
Common Stock
Schedule Of Significant Accounting Policies [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares			7,187,500
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commission	46,800,000		46,791,000
Additional Paid-in Capital | Series A-1 Convertible
Schedule Of Significant Accounting Policies [Line Items]
Conversion of convertible preferred stock warrants to common stock	516,000
IPO
Schedule Of Significant Accounting Policies [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	7,187,500
Issuance price per share	$ 7
Deferred offering costs			3,300,000
IPO | Common Stock
Schedule Of Significant Accounting Policies [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	7,187,500
Issuance price per share	$ 7
Estimated offering expenses	3,300,000
IPO | Common Stock | Underwriters
Schedule Of Significant Accounting Policies [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	937,500
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property, equipment and software net, estimated useful lives			3 years
Minimum level of likelihood			50.00%
Minimum | Accounts Receivable
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property, equipment and software net, estimated useful lives			7 years
Software Development
Schedule Of Significant Accounting Policies [Line Items]
Capitalized internal-use software development costs			$ 523,000	$ 636,000
Estimated useful life of intangible assets			3 years